S000073358 [Member] Expense Example - FlexShares ESG & Climate US Large Cap Core Index Fund - FlexShares ESG & Climate US Large Cap Core Index Fund	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	31
Expense Example, with Redemption, 5 Years	55
Expense Example, with Redemption, 10 Years	$ 127